Interim Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2020				$ 16			$ 3,626				$ (10)		$ 2,313		$ 5,945
Balance, shares at Dec. 31, 2020 | shares	[1]	4,000,000		4,000,000
Net income													2		2
Foreign currency translation adjustment											(24)				(24)
Dividend declared and paid													(2,900)		(2,900)
Balance at Dec. 31, 2021				$ 16			3,626				(34)		(585)		3,023
Balance, shares at Dec. 31, 2021 | shares	[1]	4,000,000		4,000,000
Net income													1,192		1,192
Foreign currency translation adjustment											2				2
Issue of new shares				$ 4			12,060								12,064
Issue of new shares, shares | shares	[1]	1,006,666		1,006,666
Balance at Dec. 31, 2022				$ 20			15,686				(32)		607		16,281
Balance, shares at Dec. 31, 2022 | shares		5,006,666	[1]	5,006,666	[1]
Net income													279		279
Foreign currency translation adjustment											(52)				(52)
Balance at Jun. 30, 2023				$ 20			15,686				(84)		886		16,508
Balance, shares at Jun. 30, 2023 | shares		5,006,666	[2]	5,006,666	[2]
Balance at Dec. 31, 2022				$ 20			15,686				(32)		607		16,281
Balance, shares at Dec. 31, 2022 | shares		5,006,666	[1]	5,006,666	[1]
Net income													519	$ 393	519
Foreign currency translation adjustment											(69)			(52)	(69)
Acquisition of treasury shares									$ (18)						(18)
Acquisition of treasury shares, shares | shares								(9,952)	(9,952)
Balance at Dec. 31, 2023		$ 15		$ 20		$ 11,890	15,686	$ (14)	$ (18)	$ (77)	(101)	$ 853	1,126	12,667	16,713
Balance, shares at Dec. 31, 2023 | shares		5,006,666	[1]	5,006,666	[1]			(9,952)	(9,952)
Net income													598	441	598
Foreign currency translation adjustment											(29)			(21)	(29)
Balance at Jun. 30, 2024		$ 15		$ 20		$ 11,574	$ 15,686	$ (13)	$ (18)	$ (96)	$ (130)	$ 1,272	$ 1,724	$ 12,752	$ 17,282
Balance, shares at Jun. 30, 2024 | shares		5,006,666	[2]	5,006,666	[2]			(9,952)	(9,952)

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[2]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements